9B. Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Beginning balance	$ 12	$ 20
Additions / (Adjustments)	6	(8)
Balance	$ 18	$ 12